Significant accounting policies - Reconciliation of IFRS 16 transitional impact (Details) - IFRS16 [Member] $ in Thousands	Jun. 01, 2019 CAD ($)
Lease Liabilities Recognized In The Consolidated Statement Of Financial Position [Line Items]
Discounted using the incremental borrowing rate at the date of initial application	$ 7,722
Adjustments for renewal options reasonably certain to be exercised	884
Lease liabilities recognized	$ 8,606